Loss Per Share - Schedule of Basic and Diluted Loss Per Share (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Basic and Diluted Loss Per Share [Abstract]
Net loss used in calculating loss per share-basic	$ (1,356,773)	$ (265,842)
Net loss used in calculating loss per share-diluted	$ (1,356,773)	$ (265,842)
Weighted average number of ordinary shares outstanding used in calculating basic loss per share	6,839,600	5,448,846
Weighted average number of ordinary shares outstanding used in calculating diluted loss per share	6,839,600	5,448,846
Basic loss per share	$ (0.2)	$ (0.05)
Diluted loss per share	$ (0.2)	$ (0.05)